Finance income - Summary of finance income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income.
Interest income	€ 9,683	€ 9,285	€ 7,683
Other finance income	849	1,667	5,165
Total	€ 10,532	€ 10,952	€ 12,848